Earnings (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings/(loss) per Share
Schedule of Earnings Per Share, Basic and Diluted

Profit or loss attributable to common equity holders is adjusted by the amount of dividends on Series B Preferred Stock as follows:

	2021	2020	2019
Net income/(loss)	$57,394	$(134,197)	$(10,535)
Dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net income/(loss) attributed to common stockholders	$51,625	$(139,966)	$(16,304)

Weighted average number of common shares, basic	81,121,781	86,143,556	95,191,116
Incremental shares	3,735,059	—	—
Weighted average number of common shares, diluted	84,856,840	86,143,556	95,191,116

Earnings/(loss) per share, basic	$0.64	$(1.62)	$(0.17)

Earnings/(loss) per share, diluted	$0.61	$(1.62)	$(0.17)